SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment

Asset Category	Estimated Useful Life
Machinery and equipment	5 years
Computers and office equipment	5 years
Furniture and fixtures	7 years
Leasehold improvements	5 years